UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street  Omaha, Nebraska

   68137

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC,  4020 South 147th Street  Omaha, Nebraska 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 3/31

Item 1.  Schedule of Investments.

EM Capital India Gateway Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2010
		Shares		Value

COMMON STOCK - 102.25%
AUTO MANUFACTURERS - 7.00%
Bajaj Auto Ltd.		200		$ 8,971
Mahindra & Mahindra Ltd.		440		5,303
Maruti Suzuki India Ltd.		200		6,314
				20,588
BANKS - 16.66%
Axis Bank Ltd. *		400		10,404
Central Bank Of India		2,800		9,135
Corporation Bank		1,020		10,912
Dena Bank		2,800		4,881
Dhanalakshmi Bank Ltd.		1,200		3,556
State Bank of India Ltd.		150		6,940
Yes Bank Ltd. *		550		3,137
				48,965
BEVERAGES - 3.64%
Empee Distilleries Ltd.		1,000		2,453
Indage Vintners Ltd. *		2,840		2,539
Radico Khaitan Ltd.		470		1,341
United Breweries Ltd. *		333		1,423
United Spirits Ltd.		100		2,942
				10,698
BUILDING MATERIALS - 1.05%
Gujarat Sidhee Cement Ltd. *		2,800		1,001
JK Cement Ltd.		520		2,080
				3,081
CONSUMER DURABLES - 3.12%
Nilkamal Ltd.		1,600		9,169

DIVERSIFIED FINANCIAL SERVICES - 6.89%
Dewan Housing Finance Corp. Ltd.		400		1,828
Housing Development Finance Corp.		100		6,049
Magma Fincorp Ltd.		1,620		10,171
Motilal Oswal Financial Services Ltd.		600		2,198
				20,246
EDUCATIONAL SERVICES - 1.27%
Aptech Ltd. *		1,000		3,726

ELECTRIC - 3.10%
CESC Ltd.		180		1,534
JSW Energy Ltd. *		1,700		4,233
Reliance Infrastructure Ltd.		150		3,336
				9,103
ELECTRICAL COMPONENTS & EQUIPMENT - 3.93%
Alstom Projects India Ltd. *		110		1,530
Bharat Heavy Electricals Ltd.		180		9,580
KEI Industries Ltd.		600		440
				11,550
EM Capital India Gateway Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2010
		Shares		Value

ELECTRICAL ENGINEERING - 0.87%
ICSA India Ltd.		900		$ 2,552

ENGINEERING & CONSTRUCTION - 4.40%
Larsen & Toubro Ltd.		280		10,166
Punj Lloyd Ltd.		700		2,763
				12,929
FOOD - 1.29%
Nestle India Ltd.		64		3,805

HAND/MACHINE TOOLS - 1.33%
Ador Fontech Ltd.		1,000		3,898

HEALTHCARE-SERVICES - 3.08%
Fortis Healthcare Ltd. *		2,220		9,054

HOLDING COMPANIES-DIVERSIFIED - 1.13%
MAX India Ltd. *		720		3,321

HOUSEHOLD PRODUCTS/WARES - 2.75%
Hindustan Unilever Ltd.		450		2,400
Jyothy Laboratories Ltd.		1,500		5,689
				8,089
INSURANCE - 2.58%
Reliance Capital Ltd.		450		7,574

INVESTMENT COMPANIES - 0.23%
Bajaj Holdings and Investment Ltd. *		50		673

JEWELRY MANUFACTURING - 1.52%
Rajesh Exports Ltd.		1,690		4,487

LODGING - 2.61%
Asian Hotels Ltd.		480		3,990
Hotel Leela Venture Ltd.		1,800		1,964
Indian Hotels Co. Ltd.		750		1,707
				7,661
MANUFACTURING - 0.05%
Lloyd Electric & Engineering *		100		138

MEDIA - 0.23%
Creative Eye Ltd. *		3,000		671

METAL FABRICATE/HARDWARE - 0.96%
Jindal Saw Ltd.		600		2,837

MINING - 3.28%
Hindustan Zinc Ltd.		360		9,652
EM Capital India Gateway Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2010
		Shares		Value

MISCELLANEOUS MANUFACTURING - 1.45%
Everest Kanto Cylinder Ltd. *		1,580		$ 4,265

OIL & GAS - 5.69%
Reliance Industries Ltd.		700		16,741

PHARMACEUTICALS - 7.51%
Ajanta Pharma Ltd.		1,000		4,049
Alembic Ltd.		1,000		1,095
Jubilant Organosys Ltd.		1,000		7,555
Ranbaxy Laboratories Ltd. *		320		3,387
Sun Pharmaceutical Industries Ltd.		150		5,984
				22,070
REAL ESTATE - 3.43%
Housing Development & Infrastructure Ltd. *		850		5,419
Peninsula Land Ltd. *		2,400		3,943
Puravankara Projects Ltd. *		225		512
Ritesh Properties and Industries Ltd. *		600		213
				10,087
SHIPBUILDING - 1.59%
Pipavav Shipyard Ltd. *		3,000		4,689

SOFTWARE - 5.06%
Financial Technologies India Ltd.		240		8,381
Oracle Financial Sevices Software Ltd. *		120		6,145
Subex Azure Ltd. *		260		349
				14,875
TEXTILES - 1.12%
Vardhman Textiles Ltd. *		560		3,304

TRANSPORTATION - 0.89%
Great Eastern Shipping Co. Ltd		400		2,620

TRUCK MANUFACTURING - 2.54%
Ashok Leyland Ltd.		6,000		7,454

TOTAL COMMON STOCK
( Cost - $274,941)				300,572

TOTAL INVESTMENTS - 102.25%
( Cost - $274,941) (a)				300,572
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.25%)				(6,623)
NET ASSETS - 100.00%				$ 293,949

EM Capital India Gateway Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2010

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:

Unrealized appreciation				$ 70,774
Unrealized depreciation				(45,143)
Net unrealized appreciation				$ 25,631

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.
In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 300,572	-	-	$ 300,572
Total	$ 300,572	-	-	$ 300,572

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/28/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

5/28/10

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

5/28/10